FINANCIAL INSTRUMENTS - Counterparty credit risk management (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Derivative financial asset (liability), net	$ 101	$ 489	$ 854
Credit risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial asset (liability), net	$ 187	$ 489